Consolidated Segment Data (Details) - Schedule of Revenue and Non-Cash Compensation - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenues(1)
Revenues		$ 36,280,502	$ 33,965,648	[1]	$ 34,668,872	[1]
Operating loss
Operating loss		(29,302,778)	(16,826,239)		(3,752,450)
Total other income from four segments		461,926	87,616		292,732
Foreign exchange gains (losses), net:
Foreign exchange losses, net		(130,860)	(260,682)		(9,915)
Finance costs		(653,374)	(1,141,830)	[1]	(984,843)	[1]
Loss before income tax from continuing operations		(29,189,200)	(18,471,418)		(6,264,222)
Provision for income tax (expense) benefit		(434,320)	(132,208)		732,868
Net loss for the year from continuing operations		(29,623,520)	(18,603,626)	[1],[2]	(5,531,354)	[1],[2]
Net profit (loss) for the year from discontinued operations – Information security segment		34,138	(62,432)		39,700
Net loss for the year		(29,589,382)	(18,666,058)	[1],[2]	(5,491,654)	[1],[2]
Net loss attributable to the non-controlling interest		17,721	101,264	[1]	9,727	[1]
Net loss attributable to equity holders of the Company		(29,571,661)	(18,564,794)	[1]	(5,481,927)	[1]
Secured logistics [Member] | Operating loss [Member]
Operating loss
Operating loss		(1,895,092)	(1,353,365)		(808,162)
Secured logistics [Member] | Foreign exchange losses, net [Member]
Foreign exchange gains (losses), net:
Foreign exchange losses, net		241,813	(629,844)		(1,814,948)
Secured logistics [Member] | Finance costs [Member]
Foreign exchange gains (losses), net:
Finance costs		(510,818)	(802,438)		(885,183)
Robotics AI solutions [Member] | Operating loss [Member]
Operating loss
Operating loss		(21,773,699)	(11,227,391)		(1,072,133)
Robotics AI solutions [Member] | Foreign exchange losses, net [Member]
Foreign exchange gains (losses), net:
Foreign exchange losses, net		55,567	37,503		(1,511)
Robotics AI solutions [Member] | Finance costs [Member]
Foreign exchange gains (losses), net:
Finance costs		(14,431)	(22,695)		(2,793)
General security solutions [Member] | Operating loss [Member]
Operating loss
Operating loss		(936,390)	(178,580)
General security solutions [Member] | Finance costs [Member]
Foreign exchange gains (losses), net:
Finance costs		(857)	(946)
Corporate and others [Member] | Operating loss [Member]
Operating loss
Operating loss	[3]	(4,697,597)	(4,066,903)		(1,872,155)
Corporate and others [Member] | Foreign exchange losses, net [Member]
Foreign exchange gains (losses), net:
Foreign exchange losses, net		7,646	1,376		(3,202)
Corporate and others [Member] | Finance costs [Member]
Foreign exchange gains (losses), net:
Finance costs		(127,268)	(315,751)		(96,867)
Revenue [Member]
Revenues(1)
Revenues	[4]	36,280,502	33,965,648		34,668,872
Revenue [Member] | Secured logistics [Member]
Revenues(1)
Revenues	[4]	31,892,550	30,907,623		34,300,213
Revenue [Member] | Robotics AI solutions [Member]
Revenues(1)
Revenues	[4]	757,284	1,272,236		368,659
Revenue [Member] | General security solutions [Member]
Revenues(1)
Revenues	[4]	$ 3,630,668	$ 1,785,789

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[3]	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation expense, professional fees and consultancy fees for the Company. Non-cash compensation expense of $1,101,800, $252,095 and $nil for the years ended December 31, 2023, 2022 and 2021 was solely attributable to the Corporate and others segment, respectively.
[4]	Revenue excludes intercompany sales.